Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance, beginning of year at Dec. 31, 2020	$ 3,113,829	$ 49,382	$ (2,447,735)	$ (294,511)
Increase (decrease) in equity
Net income/(loss)			234,441		$ 234,441
Purchase of common shares under Normal Course Issuer Bid	(128,686)		5,504		(123,200)
Share-based compensation - tax withholdings settled in cash		(3,551)
Share-based compensation - treasury settled	9,402	(9,402)
Share-based compensation - non-cash		14,452
Issue of shares (net of tax effected issue costs)	99,516
Dividends declared			(30,535)		(30,500)
Unrealized gain/(loss) on foreign currency translation				(6,893)	(6,893)
Foreign exchange gain/(loss) on net investment hedge, net of tax				4,097	4,097
Balance, end of year at Dec. 31, 2021	3,094,061	50,881	(2,238,325)	(297,307)	609,310
Increase (decrease) in equity
Net income/(loss)			914,302		914,302
Purchase of common shares under Normal Course Issuer Bid	(266,694)		(144,212)		(410,900)
Share-based compensation - tax withholdings settled in cash		(13,386)
Share-based compensation - treasury settled	9,962	(9,962)
Share-based compensation - non-cash		22,924
Dividends declared			(41,597)		(41,600)
Unrealized gain/(loss) on foreign currency translation				22,507	22,507
Foreign exchange gain/(loss) on net investment hedge, net of tax				(26,541)	(26,541)
Balance, end of year at Dec. 31, 2022	2,837,329	50,457	(1,509,832)	(301,341)	1,076,613
Increase (decrease) in equity
Net income/(loss)			456,076		456,076
Purchase of common shares under Normal Course Issuer Bid	(152,773)		(105,503)		(258,300)
Share-based compensation - tax withholdings settled in cash		(16,720)
Share-based compensation - treasury settled	7,497	(7,497)
Share-based compensation - non-cash		18,259
Dividends declared			(48,603)		(48,600)
Foreign exchange gain/(loss) on net investment hedge, net of tax					0
Balance, end of year at Dec. 31, 2023	$ 2,692,053	$ 44,499	$ (1,207,862)	$ (301,341)	$ 1,227,349